Supplementary Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2019
Supplementary Cash Flow Information [Abstract]
Summary of Net Change In Non-Cash Working Capital Items

Net change in non-cash working capital items is as follows:

Year ended	March 31,
	2019	2018	2017
	$	$	$
Accounts receivable and other receivables	(5,121)	2,152	(10,049)
Income taxes receivable	716	(422)	(343)
Unbilled revenue	1,072	(4,976)	234
Tax credits receivable	(571)	(1,158)	(1,482)
Prepaid	(1,305)	(118)	(141)
Accounts payable and accrued liabilities	(9,760)	1,279	14,272
Deferred revenue	168	1,605	(386)
	(14,801)	(1,638)	2,105